Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2024	2023
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	5,739	16,027
– debt securities, treasury and other eligible bills	515	2,131
– equity securities	5,224	13,896
Loans and advances to banks and customers	2,874	2,814
Other	804	227
At 31 Dec	9,417	19,068